Segment Reporting - Schedule of Revenues, by Geographic Area from External Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 390,229,672	$ 389,602,570	$ 388,332,920
USA [Member]
Revenues:
Total revenues	355,022,439	363,746,474	375,653,156
Hong Kong [Member]
Revenues:
Total revenues	6,692,262	5,066,724	6,427,891
Singapore [Member]
Revenues:
Total revenues	10,923,140	5,590,646	1,626,800
Others [Member]
Revenues:
Total revenues	4,668,336	365,688	299,384
Chief Operating Decision Maker (CODM) [Member]
Revenues:
Total revenues	$ 377,306,177	$ 374,769,532	$ 384,007,231